Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net earnings	$ 98	$ 81
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	47	112
Equity in (earnings) losses of unconsolidated affiliates	2	(2)
Gain on sales of investments and other assets, net	(8)	(1)
Impairment of assets	0	2
Distributions from unconsolidated affiliates, return on investment	1	0
Stock-based compensation cost	7	10
Change in valuation of equity and preferred securities available for sale, net	7	0
Changes in assets and liabilities, net of effects from acquisitions:
Net decrease in trade receivables	6	15
Net increase in prepaid expenses and other assets	(14)	(41)
Net decrease in accounts payable, accrued liabilities, deferred revenue and other	(150)	(236)
Net decrease in reserve for title claim losses	(5)	(3)
Net change in income taxes	31	63
Net cash provided by operating activities	18	4
Cash flows from investing activities:
Proceeds from sales of investment securities	189	105
Proceeds from calls and maturities of investment securities	120	154
Proceeds from sales of property and equipment	21	0
Additions to property and equipment and capitalized software	(20)	(46)
Purchases of investment securities	(283)	(84)
Net (purchases of) proceeds from short-term investment securities	(51)	140
Additional investments in unconsolidated affiliates	(21)	(32)
Distributions from unconsolidated affiliates, return of investment	19	20
Net other investing activities	(1)	(1)
Other acquisitions/disposals of businesses, net of cash acquired	(5)	(32)
Net cash (used in) provided by investing activities	(32)	224
Cash flows from financing activities:
Borrowings	0	50
Debt service payments	(15)	(69)
Equity portion of debt conversions paid in cash	(31)	(44)
Dividends paid	(82)	(68)
Subsidiary dividends paid to non-controlling interest shareholders	(2)	(2)
Exercise of stock options	3	2
Net change in secured trust deposits	(5)	(112)
Payment of contingent consideration for prior period acquisitions	(4)	(6)
Net cash used in financing activities	(136)	(249)
Net decrease in cash and cash equivalents	(150)	(21)
Cash and cash equivalents at beginning of period	1,110	1,323
Cash and cash equivalents at end of period	$ 960	$ 1,302